Loss Before Income Tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Revenue
Commercialization revenue	$ 1,958	$ 2,081	$ 5,438	$ 5,922
Milestone revenue		10,000		25,000
Interest revenue	2	120	23	533
Other revenue	(45)
Total Revenue	1,915	12,201	5,461	31,455
Clinical trial and research & development	(4,392)	(7,035)	(17,802)	(20,383)
Manufacturing production & development	(7,181)	(6,009)	(24,859)	(10,966)
Employee benefits
Salaries and employee benefits	(7,000)	(6,636)	(21,768)	(17,864)
Defined contribution superannuation expenses	(90)	(95)	(281)	(261)
Equity settled share-based payment transactions	(2,020)	(2,080)	(10,440)	(4,527)
Total Employee benefits	(9,110)	(8,811)	(32,489)	(22,652)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(280)	(156)	(723)	(378)
Right of use asset depreciation	(410)	(395)	(1,249)	(1,102)
Intellectual property amortization	(393)	(394)	(1,163)	(1,181)
Total Depreciation and amortization of non-current assets	(1,083)	(945)	(3,135)	(2,661)
Other Management & administration expenses
Overheads & administration	(1,879)	(2,412)	(5,625)	(7,842)
Consultancy	(1,054)	(1,310)	(4,050)	(3,471)
Legal, patent and other professional fees	(2,633)	(546)	(5,528)	(4,458)
Intellectual property expenses (excluding the amount amortized above)	(528)	(653)	(1,808)	(1,905)
Total Other Management & administration expenses	(6,094)	(4,921)	(17,011)	(17,676)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	1,534	2,158	18,103	1,276
Total Fair value remeasurement of contingent consideration	1,534	2,158	18,103	1,276
Other operating income and expenses
Government grant revenue	39		56
Foreign exchange gains/(losses)	986	(442)	1,364	(67)
Total Other operating income and expenses	1,025	(442)	1,420	(67)
Finance (costs)/gains
Remeasurement of borrowing arrangements	723	319	4,678	1,098
Interest expense	(3,950)	(3,733)	(11,871)	(10,912)
Total Finance costs	(3,227)	(3,414)	(7,193)	(9,814)
Total loss before income tax	$ 26,613	$ 17,218	$ 77,505	$ 51,488